Income tax expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of income tax [Abstract]
Net income before provision for income tax	¥ 297,190	¥ 167,743	¥ 99,432
PRC statutory tax rate	25.00%	25.00%	25.00%
Income tax at statutory tax rate	¥ 74,298	¥ 41,936	¥ 24,858
Effect of expenses that are not deductible in determining taxable profit	373	0	0
Effect of incomes that are not taxable in determining taxable profit	(956)	0	0
Unrecognized tax losses	70	2	133
Utilization of tax losses previously not recognized	(46)	(579)	0
Effect of income tax exemptions	(7,451)	(41,359)	(24,991)
Income tax expense recognized in profit or loss	¥ 66,288	¥ 0	¥ 0